ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Restated)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Restated)

29.	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Restated)

Accumulated Other Comprehensive (Loss) Income

As at December 31, 2015, 2014 and 2013, our accumulated other comprehensive (loss) income balances consisted of the following components:

(in thousands of $)	2015	2014	2013
	Restated	Restated	Restated
Net (loss) gain on qualifying cash flow hedging instruments, including share of affiliate	(192)	8,672	2,003
Losses associated with pensions, net of tax recoveries of $nil (2014: $0.2 million)	(12,400)	(15,251)	(12,731)
Accumulated other comprehensive (loss) income	(12,592)	(6,579)	(10,728)

The components of accumulated other comprehensive (loss) income consisted of the following:

	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total accumulated comprehensive (loss) income
			Restated	Restated
Balance at December 31, 2012	(17,809)	(6,832)	(180)	(24,821)
Other comprehensive income before reclassification	5,078	4,148	4,859	14,085
Amount reclassified from accumulated other comprehensive (loss) income	—	8	—	8
Net current-period other comprehensive income	5,078	4,156	4,859	14,093
Balance at December 31, 2013	(12,731)	(2,676)	4,679	(10,728)
Other comprehensive income (loss) before reclassification	(2,520)	3,483	(49)	914
Amount reclassified from accumulated other comprehensive income	—	3,235	—	3,235
Net current-period other comprehensive income (loss)	(2,520)	6,718	(49)	4,149
Balance at December 31, 2014	(15,251)	4,042	4,630	(6,579)
Other comprehensive (loss) income before reclassification	2,851	—	(4,822)	(1,971)
Amount reclassified from accumulated other comprehensive income	—	382	—	382
Net current-period other comprehensive (loss) income	2,851	382	(4,822)	(1,589)
Transfer of additional paid in capital	—	(4,424)	—	(4,424)
Balance at December 31, 2015	(12,400)	—	(192)	(12,592)

The amounts reclassified from accumulated other comprehensive (loss) income for the years ended December 31, 2015, 2014 and 2013 consisted of the following:

Details of accumulated other comprehensive (loss) income components	Amounts reclassified from accumulated other comprehensive (loss) income			Affected line item in the statement of operations
	2015	2014	2013
(Gains) losses on cash flow hedges:
Foreign currency swap	—	—	(718)	Other financial items, net
Interest rate swap	382	3,235	(1,644)	Other financial items, net
Interest rate swap	—	—	2,370	Gain on sale of Golar Maria
Total reclassifications for the year	382	3,235	8